STATEMENTS OF COMPREHENSIVE LOSS		12 Months Ended
		Jan. 31, 2022 CAD ($) shares	Jan. 31, 2021 CAD ($) shares	Jan. 31, 2020 CAD ($) shares
OPERATING EXPENSES
Consulting fees –related party	[1]	$ 900	$ 675	$ 900
Consulting fees - Option based payments	[2]	459,995	0	0
Depreciation		11,604	16,673	10,586
Directors fees		10,000	11,000	14,500
Directors fees - Option based payments	[2]	2,228,650	0	0
Filing and transfer agent fees		25,062	24,715	28,225
Foreign exchange (gain)loss		1,520	9,656	(557)
Finance income		(990)	(990)	(1,045)
Gain on disposal of fixed asset		0	0	(6,491)
Investor relations –related party	[1]	132,000	132,000	231,000
Investor relations - Option based payments	[2]	1,094,123	221,193	545,662
Office and miscellaneous		9,280	11,159	16,070
Office rent		91,917	92,250	83,670
Professional fees (Note 10)	[1]	95,434	84,572	61,929
Professional fees - Option based payments	[2]	355,836	0	0
Shareholder information and promotion		41,987	20,351	52,414
Telephone		5,045	4,888	4,976
Travel		6,184	14,886	18,339
Wages and benefits		0	199	850
Impairment allowance-mineral interests	[3]	4,832,500	0	0
Impairment allowance-deferred E&E costs	[3]	25,004,416	0	0
Loss from operations		(34,405,463)	(643,227)	(1,061,028)
Income tax expense (Note 12)	[4]	0	0	0
Net loss and comprehensive loss for the year		$ (34,405,463)	$ (643,227)	$ (1,061,028)
Weighted average number of common shares outstanding (basic and diluted) | shares		16,773,544	16,766,969	13,366,052

[1]	Note 10
[2]	Note 8 & 10
[3]	Note 2(c)
[4]	Note 12